Bonds and Loans - Schedule of Composition of Loans (Details) ¥ in Millions, $ in Millions	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 JPY (¥)	Dec. 03, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 708,055		¥ 1,103,169
Syndicated Loans 2016
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	200,000
JPY (millions) Carrying amount	¥ 200,000		200,000
Syndicated Loans 2016 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.20%	0.20%
Syndicated Loans 2016 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.30%	0.30%
Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 113,500
JPY (millions) Carrying amount	¥ 113,500		113,500
Interest rate (%)	0.35%	0.35%
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,500
JPY (millions) Carrying amount	¥ 183,028		165,538
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.50%	0.50%
USD Japan Bank for International Cooperation 2019
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 3,700		$ 3,700
JPY (millions) Carrying amount	¥ 0		408,980
USD Japan Bank for International Cooperation 2019 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.60%	0.60%
Other
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 211,527		¥ 215,151